Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationships	Total

At February 28, 2025
Cost	246,750	43,128	782	8,695	299,355
Accumulated amortization	(173,786)	(33,809)	(782)	(7,925)	(216,302)
Carrying value	72,964	9,319	-	770	83,053

At February 29, 2024
Cost	200,994	36,937	882	8,694	247,507
Accumulated amortization	(129,377)	(28,164)	(752)	(6,091)	(164,384)
Carrying value	71,617	8,773	130	2,603	83,123

Schedule of Reconciliation of the Carrying Value of Intangible Assets
Figures in Rand thousands	Notes	Product development costs	Computer software	Trade name	Customer relationships	Total

At February 28, 2025
Beginning balance		71,617	8,773	130	2,603	83,123
Additions		52,348	6,589	-	-	58,937
Amortization		(48,274)	(5,834)	(130)	(1,834)	(56,072)
Translation adjustments		(2,727)	(209)	-	1	(2,935)
Ending balance		72,964	9,319	-	770	83,053

At February 29, 2024
Beginning balance		68,301	13,758	391	3,192	85,642
Acquisition of subsidiary	27	-	100	-	2,310	2,410
Additions		48,792	2,422	-	-	51,214
Amortization		(48,605)	(7,717)	(261)	(2,899)	(59,482)
Translation adjustments		3,129	210	-	–	3,339
Ending balance		71,617	8,773	130	2,603	83,123